OREO (Tables)	12 Months Ended
Dec. 31, 2012
OREO [Abstract]
Analysis of OREO activity
An analysis of OREO activity for the years ended December 31, 2012 and 2011 is as follows:

	For the Year Ended December 31,
	2012	2011
	(Amounts in thousands)
Balance at beginning of period	$19,410	$16,701
Real estate acquired in settlement of loans	11,095	1,879
Sales of real estate	(3,533)	(3,414)
Loss on sale of real estate	(388)	(44)
Write-down of real estate carrying values	(611)	(514)
Contribution of OREO property	(139)	—
Capitalized improvements to real estate	223	4,802
Balance at end of period	$26,057	$19,410